497(e)
                                                                       333-31131

AXA Equitable Life Insurance Company

SUPPLEMENT DATED JANUARY 15, 2009 TO THE CURRENT PROSPECTUS FOR ACCUMULATOR(R) SELECT(SM)

--------------------------------------------------------------------------------

This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding certain changes to the Accumulator(R) SelectSM Prospectus. Please note the following changes described below.


1.  CHANGES TO PORTFOLIOS OF AXA PREMIER VIP TRUST AND EQ ADVISORS TRUST
    ("TRUSTS")


A.  PORTFOLIO NAME CHANGES

    Effective on or about January 15, 2009, the following Portfolio name changes as listed below will occur. Accordingly, all references to their respective corresponding investment options in the Prospectus are also changed.

    ----------------------------------------------------------------------------
    Existing Portfolio Name                New Portfolio Name
    ----------------------------------------------------------------------------
    EQ/AllianceBernstein Intermediate      EQ/Intermediate Government Bond Index
      Government Securities
    ----------------------------------------------------------------------------
    EQ/JPMorgan Core Bond                  EQ/Core Bond Index
    ----------------------------------------------------------------------------

B.   PORTFOLIO SUB-ADVISER CHANGES

    Effective on or about January 15, 2009, SSgA Funds Management, Inc. will replace AllianceBernstein, L.P. as the Sub-Adviser to the EQ/Intermediate Government Bond Index Portfolio and JPMorgan Investment Management, Inc. as the Sub-Adviser to the EQ/Core Bond Index Portfolio. Also, SSgA Funds Management, Inc. will be added as a Sub-Adviser to the Portfolios of the AXA Premier VIP Trust listed in the table below. AXA Equitable Life Insurance Company will continue to be the Investment Manager of the Portfolios. See "Portfolios of the Trusts" in your Prospectus for more information.

    ----------------------------------------
    AXA Premier VIP Trust
    ----------------------------------------
    MULTIMANAGER CORE BOND
    ----------------------------------------
    MULTIMANAGER HEALTH CARE
    ----------------------------------------
    MULTIMANAGER HIGH YIELD
    ----------------------------------------
    MULTIMANAGER INTERNATIONAL EQUITY
    ----------------------------------------
    MULTIMANAGER LARGE CAP CORE EQUITY
    ----------------------------------------
    MULTIMANAGER LARGE CAP GROWTH
    ----------------------------------------
    MULTIMANAGER LARGE CAP VALUE
    ----------------------------------------
    MULTIMANAGER MID CAP GROWTH
    ----------------------------------------
    MULTIMANAGER MID CAP VALUE
    ----------------------------------------
    MULTIMANAGER SMALL CAP GROWTH
    ----------------------------------------
    MULTIMANAGER SMALL CAP VALUE
    ----------------------------------------
    MULTIMANAGER TECHNOLOGY
    ----------------------------------------

C.  AMENDMENTS TO EXPENSE LIMITATION ARRANGEMENTS FOR CERTAIN PORTFOLIOS

    The Board of Trustees of the AXA Premier VIP Trust (the "Trust") recently approved revisions to the Expense Limitation Agreement (the "Agreement") between the Trust and AXA Equitable Life Insurance Company ("AXA Equitable"). The Agreement has been amended to reflect that AXA Equitable has agreed to modify the expense limitation arrangement to include the fees and expenses of the other investment companies in which the AXA Allocation Portfolios invest ("Acquired Fund Fees and Expenses") when calculating its obligations under the



IM-08-33 (1/09)                 8.0/SELECT              Catalog No.142027 (1/09)
8.0 Series NB/IF (AR)                                                     x02366

    Agreement to make payments and to waive its management, administrative and other fees so that the AXA Allocation Portfolios' expenses do not exceed the Portfolios' expense limits. As a result of these changes, the current "Net Total Annual Expenses" and "Acquired Fund Fees and Expenses" will be reduced effective on or about January 1, 2009.

    The Fee Table below reflects the new expenses for the AXA Allocation portfolios that are available under your contract.

2.  FEE TABLE

    The following is added under "Portfolio operating expenses expressed as an annual percentage of daily net assets" in the Prospectus, replacing the information shown for the Existing Portfolios (as listed above in the chart under section 1.A.) and other Portfolios that had a reduction in their expenses. (Portfolios whose names are changing are listed below under their new names.) In addition, the Prospectus indicates that a portion of the brokerage commissions of each of Multimanager Health Care, Multimanager Large Cap Core Equity, Multimanager Large Cap Growth, Multimanager Large Cap Value, Multimanager Mid Cap Growth, Multimanager Mid Cap Value, Multimanager Small Cap Growth, Multimanager Small Cap Value and Multimanager Technology are used to reduce each of these Portfolios' expenses. This statement, as it pertains to these Portfolios, is deleted from the Prospectus.

    ----------------------------------------------------------------------------
                                            Management     12b-1      Other
    Portfolio Name                             Fees        Fees    Expenses
    ----------------------------------------------------------------------------
    AXA Premier VIP Trust:
    ----------------------------------------------------------------------------
    AXA Aggressive Allocation                 0.10%         0.25%     0.17%
    AXA Conservative Allocation               0.10%         0.25%     0.21%
    AXA Conservative-Plus Allocation          0.10%         0.25%     0.19%
    AXA Moderate Allocation                   0.10%         0.25%     0.17%
    AXA Moderate-Plus Allocation              0.10%         0.25%     0.17%
    Multimanager Core Bond                    0.53%         0.25%     0.18%
    Multimanager Health Care                  0.95%         0.25%     0.22%
    Multimanager High Yield                   0.53%         0.25%     0.18%
    Multimanager International Equity         0.82%         0.25%     0.21%
    Multimanager Large Cap Core Equity        0.69%         0.25%     0.21%
    Multimanager Large Cap Growth             0.75%         0.25%     0.24%
    Multimanager Large Cap Value              0.72%         0.25%     0.20%
    Multimanager Mid Cap Growth               0.80%         0.25%     0.20%
    Multimanager Mid Cap Value                0.80%         0.25%     0.19%
    Multimanager Small Cap Growth             0.85%         0.25%     0.24%
    Multimanager Small Cap Value              0.85%         0.25%     0.19%
    Multimanager Technology                   0.95%         0.25%     0.22%
    ----------------------------------------------------------------------------
    EQ Advisors Trust
    ----------------------------------------------------------------------------
    EQ/Intermediate Government Bond Index     0.35%         0.25%     0.14%
    EQ/Core Bond Index                        0.35%         0.25%     0.11%
    ----------------------------------------------------------------------------

    ----------------------------------------------------------------------------------------------------
                                          Acquired                                     Net Total
                                         Fund Fees     Total Annual    Fee Waivers      Annual
                                            and          Expenses        and/or        Expenses
                                          Expenses       (Before         Expense        (After
                                        (Underlying      Expense       Reimburse-      Expense
    Portfolio Name                         Portfolios)    Limitations)       ments      Limitations)
    AXA Premier VIP Trust:
    ----------------------------------------------------------------------------------------------------
    AXA Aggressive Allocation              0.92%         1.44%           (0.19)%        1.25%
    AXA Conservative Allocation            0.69%         1.25%           (0.25)%        1.00%
    AXA Conservative-Plus Allocation       0.76%         1.30%           (0.20)%        1.10%
    AXA Moderate Allocation                0.82%         1.34%           (0.19)%        1.15%
    AXA Moderate-Plus Allocation           0.86%         1.38%           (0.18)%        1.20%
    Multimanager Core Bond                   --          0.96%            0.00%         0.96%
    Multimanager Health Care                 --          1.42%            0.00%         1.42%
    Multimanager High Yield                  --          0.96%              --          0.96%
    Multimanager International Equity        --          1.28%            0.00%         1.28%
    Multimanager Large Cap Core Equity       --          1.15%            0.00%         1.15%
    Multimanager Large Cap Growth            --          1.24%            0.00%         1.24%
    Multimanager Large Cap Value             --          1.17%            0.00%         1.17%
    Multimanager Mid Cap Growth              --          1.25%            0.00%         1.25%
    Multimanager Mid Cap Value               --          1.24%            0.00%         1.24%
    Multimanager Small Cap Growth            --          1.34%            0.00%         1.34%
    Multimanager Small Cap Value             --          1.29%            0.00%         1.29%
    Multimanager Technology                0.01%         1.43%            0.00%         1.43%
    ----------------------------------------------------------------------------------------------------
    EQ Advisors Trust
    ----------------------------------------------------------------------------------------------------
    EQ/Intermediate Government Bond Index    --          0.74%              --          0.74%
    EQ/Core Bond Index                       --          0.71%              --          0.71%
    ----------------------------------------------------------------------------------------------------

3.  REVISED "EXAMPLE"

    The following information is added under "Example" in the Prospectus, replacing the information shown for the Existing Portfolios (as listed above in the chart under section 1.A.) and other Portfolios that had a reduction in their expenses. (Portfolios whose names are changing are listed below under their new names.)

    --------------------------------------------------------------------------------------------------------------
                                                                            If you surrender or do not surrender
                                       If you annuitize at the end of the           your contract at the
                                             applicable time period          end of the applicable time period
    --------------------------------------------------------------------------------------------------------------
                                         1       3         5         10         1       3         5        10
    Portfolio Name                     year    years     years      years      year   years     years     years
    --------------------------------------------------------------------------------------------------------------
    AXA PREMIER VIP TRUST:
    --------------------------------------------------------------------------------------------------------------
    AXA Aggressive Allocation           N/A    $1,910    $3,002      $5,928    $510   $1,560    $2,652    $5,578
    AXA Conservative Allocation         N/A    $1,853    $2,909      $5,762    $490   $1,503    $2,559    $5,412
    AXA Conservative-Plus Allocation    N/A    $1,868    $2,934      $5,806    $496   $1,518    $2,584    $5,456
    AXA Moderate Allocation             N/A    $1,880    $2,953      $5,841    $500   $1,530    $2,603    $5,491
    AXA Moderate-Plus Allocation        N/A    $1,892    $2,973      $5,876    $504   $1,542    $2,623    $5,526
    Multimanager Core Bond              N/A    $1,764    $2,766      $5,502    $460   $1,414    $2,416    $5,152
    Multimanager Health Care            N/A    $1,904    $2,992      $5,910    $508   $1,554    $2,642    $5,560
    --------------------------------------------------------------------------------------------------------------

    ------------------------------------------------------------------------------------------------------------------
                                                                                If you surrender or do not surrender
                                         If you annuitize at the end of the            your contract at the
                                               applicable time period            end of the applicable time period
    ------------------------------------------------------------------------------------------------------------------
                                            1       3         5        10          1       3         5         10
    Portfolio Name                         year    years     years    years       year    years     years     years
    ------------------------------------------------------------------------------------------------------------------
    AXA PREMIER VIP TRUST:
    ------------------------------------------------------------------------------------------------------------------
    Multimanager High Yield               N/A    $1,764    $2,767     $5,504      $460   $1,414    $2,417    $5,154
    Multimanager International Equity     N/A    $1,862    $2,924     $5,788      $493   $1,512    $2,574    $5,438
    Multimanager Large Cap Core Equity    N/A    $1,822    $2,860     $5,673      $480   $1,472    $2,510    $5,323
    Multimanager Large Cap Growth         N/A    $1,849    $2,904     $5,753      $489   $1,499    $2,554    $5,403
    Multimanager Large Cap Value          N/A    $1,829    $2,871     $5,693      $482   $1,479    $2,521    $5,343
    Multimanager Mid Cap Growth           N/A    $1,853    $2,909     $5,762      $490   $1,503    $2,559    $5,412
    Multimanager Mid Cap Value            N/A    $1,849    $2,904     $5,753      $489   $1,499    $2,554    $5,403
    Multimanager Small Cap Growth         N/A    $1,880    $2,953     $5,841      $500   $1,530    $2,603    $5,491
    Multimanager Small Cap Value          N/A    $1,865    $2,929     $5,797      $494   $1,515    $2,579    $5,447
    Multimanager Technology               N/A    $1,907    $2,997     $5,919      $509   $1,557    $2,647    $5,569
    ------------------------------------------------------------------------------------------------------------------
    EQ ADVISORS TRUST:
    ------------------------------------------------------------------------------------------------------------------
    EQ/Core Bond Index                    N/A    $1,687    $2,641     $5,272      $434   $1,337    $2,291    $4,922
    EQ/Intermediate Government Bond
      Index                               N/A    $1,695    $2,654     $5,295      $436   $1,345    $2,304    $4,945
    ------------------------------------------------------------------------------------------------------------------





Accumulator(R) is issued by and is a registered service mark of AXA Equitable Life Insurance Company (AXA Equitable). Accumulator(R) Select(SM) is a service mark of AXA Equitable. Co-distributed by affiliates AXA Advisors, LLC and AXA
      Distributors, LLC, 1290 Avenue of the Americas, New York, NY 10104.

   Copyright 2009 AXA Equitable Life Insurance Company. All rights reserved.


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234

AXA Equitable Life Insurance Company

SUPPLEMENT DATED JANUARY 15, 2009 TO THE CURRENT PROSPECTUS FOR ACCUMULATOR(R) SELECT(SM)
--------------------------------------------------------------------------------

This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding certain changes to the Accumulator(R) Select(SM) Prospectus. Please note the following changes described below.

1. CHANGES TO PORTFOLIOS OF AXA PREMIER VIP TRUST AND EQ ADVISORS TRUST
   ("TRUSTS")

A. PORTFOLIO NAME CHANGES

   Effective on or about January 15, 2009, the following Portfolio name changes as listed below will occur. Accordingly, all references to their respective corresponding investment options in the Prospectus are also changed.

   -----------------------------------------------------------------------------
   Existing Portfolio Name                           New Portfolio Name
   -----------------------------------------------------------------------------
   EQ/AllianceBernstein Intermediate                 EQ/Intermediate Government
     Government Securities                             Bond Index
   -----------------------------------------------------------------------------
   EQ/JPMorgan Core Bond                             EQ/Core Bond Index
   -----------------------------------------------------------------------------

B. PORTFOLIO SUB-ADVISER CHANGES

   Effective on or about January 15, 2009, SSgA Funds Management, Inc. will replace AllianceBernstein, L.P. as the Sub-Adviser to the EQ/Intermediate Government Bond Index Portfolio and JPMorgan Investment Management, Inc. as the Sub-Adviser to the EQ/Core Bond Index Portfolio. Also, SSgA Funds Management, Inc. will be added as a Sub-Adviser to the Portfolios of the AXA Premier VIP Trust listed in the table below. AXA Equitable Life Insurance Company will continue to be the Investment Manager of the Portfolios. See "Portfolios of the Trusts" in your Prospectus for more information.

   ----------------------------------
   AXA Premier VIP Trust
   ----------------------------------
   MULTIMANAGER AGGRESSIVE EQUITY
   ----------------------------------
   MULTIMANAGER CORE BOND
   ----------------------------------
   MULTIMANAGER HEALTH CARE
   ----------------------------------
   MULTIMANAGER HIGH YIELD
   ----------------------------------
   MULTIMANAGER INTERNATIONAL EQUITY
   ----------------------------------
   MULTIMANAGER LARGE CAP CORE EQUITY
   ----------------------------------
   MULTIMANAGER LARGE CAP GROWTH
   ----------------------------------
   MULTIMANAGER LARGE CAP VALUE
   ----------------------------------
   MULTIMANAGER MID CAP GROWTH
   ----------------------------------
   MULTIMANAGER MID CAP VALUE
   ----------------------------------
   MULTIMANAGER SMALL CAP GROWTH
   ----------------------------------
   MULTIMANAGER SMALL CAP VALUE
   ----------------------------------
   MULTIMANAGER TECHNOLOGY
   ----------------------------------

C. AMENDMENTS TO EXPENSE LIMITATION ARRANGEMENTS FOR CERTAIN PORTFOLIOS

   The Board of Trustees of the AXA Premier VIP Trust (the "Trust") recently approved revisions to the Expense Limitation Agreement (the "Agreement") between the Trust and AXA Equitable Life Insurance Company ("AXA Equitable"). The Agreement has been amended to reflect that AXA Equitable has agreed to modify the expense limitation arrangement to include the fees and expenses of the other investment companies in which the AXA Allocation Portfolios invest ("Acquired Fund Fees and Expenses") when calculating its obligations under the

IM-08-38 (1/09)                  7.0/7.5/SELECT         Catalog No. 142032(1/09)
'07/'07.5 Series NB/IF (AR)                                               x02376

   Agreement to make payments and to waive its management, administrative and other fees so that the AXA Allocation Portfolios' expenses do not exceed the Portfolios' expense limits. As a result of these changes, the current "Net Total Annual Expenses" and "Acquired Fund Fees and Expenses" will be reduced effective on or about January 1, 2009.

   The Fee Table below reflects the new expenses for the AXA Allocation portfolios that are available under your contract.

2. FEE TABLE

   The following is added under "Portfolio operating expenses expressed as an annual percentage of daily net assets" in the Prospectus, replacing the information shown for the Existing Portfolios (as listed above in the chart under section 1.A.) and other Portfolios that had a reduction in their expenses. (Portfolios whose names are changing are listed below under their new names.) In addition, the Prospectus indicates that a portion of the brokerage commissions of each of Multimanager Aggressive Equity, Multimanager Health Care, Multimanager Large Cap Core Equity, Multimanager Large Cap Growth, Multimanager Large Cap Value, Multimanager Mid Cap Growth, Multimanager Mid Cap Value, Multimanager Small Cap Growth, Multimanager Small Cap Value and Multimanager Technology are used to reduce each of these Portfolios' expenses. This statement, as it pertains to these Portfolios, is deleted from the Prospectus.

  --------------------------------------------------------------------- ---------------------------------------------------------
                                                                          Acquired                                    Net Total
                                                                         Fund Fees     Total Annual   Fee Waivers       Annual
                                                                            and         Expenses          and/or       Expenses
                                                                          Expenses       (Before         Expense        (After
                                       Management   12b-1      Other    (Underlying      Expense       Reimburse-      Expense
  Portfolio Name                          Fees       Fees    Expenses   Portfolios)    Limitations)       ments      Limitations)
  --------------------------------------------------------------------- ---------------------------------------------------------
  AXA Premier VIP Trust:
  --------------------------------------------------------------------- ---------------------------------------------------------
  AXA Aggressive Allocation              0.10%       0.25%     0.17%       0.92%           1.44%         (0.19)%        1.25%
  AXA Conservative Allocation            0.10%       0.25%     0.21%       0.69%           1.25%         (0.25)%        1.00%
  AXA Conservative-Plus Allocation       0.10%       0.25%     0.19%       0.76%           1.30%         (0.20)%        1.10%
  AXA Moderate Allocation                0.10%       0.25%     0.17%       0.82%           1.34%         (0.19)%        1.15%
  AXA Moderate-Plus Allocation           0.10%       0.25%     0.17%       0.86%           1.38%         (0.18)%        1.20%
  Multimanager Aggressive Equity         0.59%       0.25%     0.16%         --            1.00%            --          1.00%
  Multimanager Core Bond                 0.53%       0.25%     0.18%         --            0.96%          0.00%         0.96%
  Multimanager Health Care               0.95%       0.25%     0.22%         --            1.42%          0.00%         1.42%
  Multimanager High Yield                0.53%       0.25%     0.18%         --            0.96%            --          0.96%
  Multimanager International Equity      0.82%       0.25%     0.21%         --            1.28%          0.00%         1.28%
  Multimanager Large Cap Core Equity     0.69%       0.25%     0.21%         --            1.15%          0.00%         1.15%
  Multimanager Large Cap Growth          0.75%       0.25%     0.24%         --            1.24%          0.00%         1.24%
  Multimanager Large Cap Value           0.72%       0.25%     0.20%         --            1.17%          0.00%         1.17%
  Multimanager Mid Cap Growth            0.80%       0.25%     0.20%         --            1.25%          0.00%         1.25%
  Multimanager Mid Cap Value             0.80%       0.25%     0.19%         --            1.24%          0.00%         1.24%
  Multimanager Small Cap Growth          0.85%       0.25%     0.24%         --            1.34%          0.00%         1.34%
  Multimanager Small Cap Value           0.85%       0.25%     0.19%         --            1.29%          0.00%         1.29%
  Multimanager Technology                0.95%       0.25%     0.22%       0.01%           1.43%          0.00%         1.43%
  --------------------------------------------------------------------- ---------------------------------------------------------
  EQ Advisors Trust
  --------------------------------------------------------------------- ---------------------------------------------------------
  EQ/Intermediate Government Bond Index  0.35%       0.25%     0.14%         --            0.74%            --          0.74%
  EQ/Core Bond Index                     0.35%       0.25%     0.11%         --            0.71%            --          0.71%
  --------------------------------------------------------------------- ---------------------------------------------------------

3. REVISED "EXAMPLE"

   The following information is added under "Example" in the Prospectus, replacing the information shown for the Existing Portfolios (as listed above in the chart under section 1.A.) and other Portfolios that had a reduction in their expenses. (Portfolios whose names are changing are listed below under their new names.)

  -------------------------------------------------------------------------------------------------------------------------
                                                                                     If you surrender or do not surrender
                                          If you annuitize at the end of the                  your contract at the
                                                applicable time period                 end of the applicable time period
  -------------------------------------------------------------------------------------------------------------------------
                                           1       3         5                          1       3         5         10
  Portfolio Name                         year    years     years     10 years         year    years     years     years
  -------------------------------------------------------------------------------------------------------------------------
  AXA PREMIER VIP TRUST:
  -------------------------------------------------------------------------------------------------------------------------
  AXA Aggressive Allocation               N/A    $1,915    $3,015     $5,986          $511   $1,565    $2,665    $5,636
  AXA Conservative Allocation             N/A    $1,858    $2,923     $5,820          $491   $1,508    $2,573    $5,470
  AXA Conservative-Plus Allocation        N/A    $1,873    $2,947     $5,864          $496   $1,523    $2,597    $5,514
  AXA Moderate Allocation                 N/A    $1,885    $2,967     $5,899          $501   $1,535    $2,617    $5,549
  AXA Moderate-Plus Allocation            N/A    $1,897    $2,986     $5,934          $505   $1,547    $2,636    $5,584
  Multimanager Aggressive Equity          N/A    $1,782    $2,800     $5,599          $465   $1,432    $2,450    $5,249
  -------------------------------------------------------------------------------------------------------------------------

  -----------------------------------------------------------------------------------------------------------------------
                                                                                    If you surrender or do not surrender
                                          If you annuitize at the end of the               your contract at the
                                                 applicable time period              end of the applicable time period
  -----------------------------------------------------------------------------------------------------------------------
                                           1       3         5          10            1       3         5        10
  Portfolio Name                         year    years     years      years         year    years     years     years
  -----------------------------------------------------------------------------------------------------------------------
  AXA PREMIER VIP TRUST:
  -----------------------------------------------------------------------------------------------------------------------
  Multimanager Core Bond                  N/A    $1,769    $2,780     $5,561        $461   $1,419    $2,430    $5,211
  Multimanager Health Care                N/A    $1,909    $3,006     $5,968        $509   $1,559    $2,656    $5,618
  Multimanager High Yield                 N/A    $1,770    $2,781     $5,563        $461   $1,420    $2,431    $5,213
  Multimanager International Equity       N/A    $1,867    $2,937     $5,847        $494   $1,517    $2,587    $5,497
  Multimanager Large Cap Core Equity      N/A    $1,827    $2,874     $5,732        $481   $1,477    $2,524    $5,382
  Multimanager Large Cap Growth           N/A    $1,855    $2,918     $5,811        $490   $1,505    $2,568    $5,461
  Multimanager Large Cap Value            N/A    $1,834    $2,884     $5,751        $483   $1,484    $2,534    $5,401
  Multimanager Mid Cap Growth             N/A    $1,858    $2,923     $5,820        $491   $1,508    $2,573    $5,470
  Multimanager Mid Cap Value              N/A    $1,855    $2,918     $5,811        $490   $1,505    $2,568    $5,461
  Multimanager Small Cap Growth           N/A    $1,885    $2,967     $5,899        $501   $1,535    $2,617    $5,549
  Multimanager Small Cap Value            N/A    $1,870    $2,942     $5,855        $495   $1,520    $2,592    $5,505
  Multimanager Technology                 N/A    $1,912    $3,011     $5,977        $510   $1,562    $2,661    $5,627
  -----------------------------------------------------------------------------------------------------------------------
  EQ ADVISORS TRUST:
  -----------------------------------------------------------------------------------------------------------------------
  EQ/Core Bond Index                      N/A    $1,692    $2,655     $5,331        $434   $1,342    $2,305    $4,981
  EQ/Intermediate Government Bond
    Index                                 N/A    $1,700    $2,667     $5,354        $437   $1,350    $2,317    $5,004
  -----------------------------------------------------------------------------------------------------------------------


 Accumulator(R) is issued by and is a registered service mark of AXA Equitable Life Insurance Company (AXA Equitable). Accumulator(R) Select(SM) is a service mark of AXA Equitable. Co-distributed by affiliates AXA Advisors, LLC and AXA
       Distributors, LLC, 1290 Avenue of the Americas, New York, NY 10104.

    Copyright 2009 AXA Equitable Life Insurance Company. All rights reserved.


                      AXA Equitable Life Insurance Company
                           1290 Avenue of the Americas
                               New York, NY 10104
                                  212-554-1234

AXA Equitable Life Insurance Company

SUPPLEMENT DATED JANUARY 15, 2009 TO THE CURRENT PROSPECTUS FOR ACCUMULATOR(R) SELECT(SM)

--------------------------------------------------------------------------------

This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding certain changes to the Accumulator(R) Select(SM) Prospectus. Please note the changes described below.

1.  CHANGES  TO  PORTFOLIOS  OF AXA  PREMIER  VIP  TRUST AND EQ  ADVISORS  TRUST
    ("TRUSTS")

A.  PORTFOLIO NAME CHANGES

    Effective on or about January 15, 2009, the following Portfolio name changes as listed below will occur. Accordingly, all references to their respective corresponding investment options in the Prospectus are also changed.

    ----------------------------------------------------------------------------
    Existing Portfolio Name                New Portfolio Name
    ----------------------------------------------------------------------------
    EQ/AllianceBernstein Intermediate      EQ/Intermediate Government Bond Index
      Government Securities
    ----------------------------------------------------------------------------
    EQ/JPMorgan Core Bond                  EQ/Core Bond Index
    ----------------------------------------------------------------------------

B.  PORTFOLIO SUB-ADVISER CHANGES

    Effective on or about January 15, 2009, SSgA Funds Management, Inc. will replace AllianceBernstein, L.P. as the Sub-Adviser to the EQ/Intermediate Government Bond Index Portfolio and JPMorgan Investment Management, Inc. as the Sub-Adviser to the EQ/Core Bond Index Portfolio. Also, SSgA Funds Management, Inc. will be added as a Sub-Adviser to the Portfolios of the AXA Premier VIP Trust listed in the table below. AXA Equitable Life Insurance Company will continue to be the Investment Manager of the Portfolios. See "Portfolios of the Trusts" in your Prospectus for more information.

    ------------------------------------
    AXA Premier VIP Trust
    ------------------------------------
    MULTIMANAGER AGGRESSIVE EQUITY
    ------------------------------------
    MULTIMANAGER CORE BOND
    ------------------------------------
    MULTIMANAGER HEALTH CARE
    ------------------------------------
    MULTIMANAGER HIGH YIELD
    ------------------------------------
    MULTIMANAGER INTERNATIONAL EQUITY
    ------------------------------------
    MULTIMANAGER LARGE CAP CORE EQUITY
    ------------------------------------
    MULTIMANAGER LARGE CAP GROWTH
    ------------------------------------
    MULTIMANAGER LARGE CAP VALUE
    ------------------------------------
    MULTIMANAGER MID CAP GROWTH
    ------------------------------------
    MULTIMANAGER MID CAP VALUE
    ------------------------------------
    MULTIMANAGER SMALL CAP GROWTH
    ------------------------------------
    MULTIMANAGER SMALL CAP VALUE
    ------------------------------------
    MULTIMANAGER TECHNOLOGY
    ------------------------------------

C.  AMENDMENTS TO EXPENSE LIMITATION ARRANGEMENTS FOR CERTAIN PORTFOLIOS

    The Board of Trustees of the AXA Premier VIP Trust (the "Trust") recently approved revisions to the Expense Limitation Agreement (the "Agreement") between the Trust and AXA Equitable Life Insurance Company ("AXA Equitable"). The Agreement has been amended to reflect that AXA Equitable has agreed to modify the expense limitation arrangement to include the fees and expenses of the other investment companies in which the AXA Allocation Portfolios invest ("Acquired Fund Fees and Expenses") when calculating its obligations under the Agreement to make payments and to waive its management, administrative and other fees so that the AXA Allocation Portfolios' expenses do not exceed the Portfolios' expense limits. As a result of these changes, the current "Net Total Annual Expenses" and "Acquired Fund Fees and Expenses" will be reduced effective on or about January 1, 2009.


IM-08-45 (1/09)                 SELECT NY '04           Catalog No.142039 (1/09)
'04 NY Series                                                            x02383

    The Fee Table below reflects the new expenses for the AXA Allocation portfolios that are available under your contract.

2.  FEE TABLE

    The following information is added under "Portfolio operating expenses expressed as an annual percentage of daily net assets" in the Prospectus, replacing the information shown for the Existing Portfolios (as listed above in the chart under section 1.A.) and other Portfolios that had a reduction in their expenses. (Portfolios whose names are changing are listed below under their new names.) In addition, the Prospectus indicates that a portion of the brokerage commissions of each of Multimanager Aggressive Equity, Multimanager Health Care, Multimanager Large Cap Core Equity, Multimanager Large Cap Growth, Multimanager Large Cap Value, Multimanager Mid Cap Growth, Multimanager Mid Cap Value, Multimanager Small Cap Growth, Multimanager Small Cap Value and Multimanager Technology are used to reduce each of these portfolios' expenses. This statement, as it pertains to these Portfolios, is deleted from the Prospectus.

    ------------------------------------------------------------------------
                                       Management     12b-1      Other
    Portfolio Name                       Fees          Fees     Expenses
    ------------------------------------------------------------------------
    AXA Premier VIP Trust:
    ------------------------------------------------------------------------
    AXA Aggressive Allocation            0.10%         0.25%     0.17%
    AXA Conservative Allocation          0.10%         0.25%     0.21%
    AXA Conservative-Plus Allocation     0.10%         0.25%     0.19%
    AXA Moderate Allocation              0.10%         0.25%     0.17%
    AXA Moderate-Plus Allocation         0.10%         0.25%     0.17%
    Multimanager Aggressive Equity       0.59%         0.25%     0.16%
    Multimanager Core Bond               0.53%         0.25%     0.18%
    Multimanager Health Care             0.95%         0.25%     0.22%
    Multimanager High Yield              0.53%         0.25%     0.18%
    Multimanager International Equity    0.82%         0.25%     0.21%
    Multimanager Large Cap Core Equity   0.69%         0.25%     0.21%
    Multimanager Large Cap Growth        0.75%         0.25%     0.24%
    Multimanager Large Cap Value         0.72%         0.25%     0.20%
    Multimanager Mid Cap Growth          0.80%         0.25%     0.20%
    Multimanager Mid Cap Value           0.80%         0.25%     0.19%
    Multimanager Small Cap Growth        0.85%         0.25%     0.24%
    Multimanager Small Cap Value         0.85%         0.25%     0.19%
    Multimanager Technology              0.95%         0.25%     0.22%
    ------------------------------------------------------------------------
    EQ Advisors Trust
    ------------------------------------------------------------------------
    EQ/Intermediate Government           0.35%         0.25%     0.14%
      Bond Index
    EQ/Core Bond Index                   0.35%         0.25%     0.11%
    ------------------------------------------------------------------------

    ------------------------------------------------------------------------------------------------
                                       Acquired                                     Net Total
                                      Fund Fees    Total Annual     Fee Waivers      Annual
                                         and         Expenses         and/or        Expenses
                                       Expenses      (Before          Expense        (After
                                     (Underlying     Expense        Reimburse-      Expense
    Portfolio Name                    Portfolios)   Limitations)       ments      Limitations)
    ------------------------------------------------------------------------------------------------
    AXA Premier VIP Trust:
    ------------------------------------------------------------------------------------------------
    AXA Aggressive Allocation            0.92%         1.44%           (0.19)%        1.25%
    AXA Conservative Allocation          0.69%         1.25%           (0.25)%        1.00%
    AXA Conservative-Plus Allocation     0.76%         1.30%           (0.20)%        1.10%
    AXA Moderate Allocation              0.82%         1.34%           (0.19)%        1.15%
    AXA Moderate-Plus Allocation         0.86%         1.38%           (0.18)%        1.20%
    Multimanager Aggressive Equity         --          1.00%              --          1.00%
    Multimanager Core Bond                 --          0.96%            0.00%         0.96%
    Multimanager Health Care               --          1.42%            0.00%         1.42%
    Multimanager High Yield                --          0.96%              --          0.96%
    Multimanager International Equity      --          1.28%            0.00%         1.28%
    Multimanager Large Cap Core Equity     --          1.15%            0.00%         1.15%
    Multimanager Large Cap Growth          --          1.24%            0.00%         1.24%
    Multimanager Large Cap Value           --          1.17%            0.00%         1.17%
    Multimanager Mid Cap Growth            --          1.25%            0.00%         1.25%
    Multimanager Mid Cap Value             --          1.24%            0.00%         1.24%
    Multimanager Small Cap Growth          --          1.34%            0.00%         1.34%
    Multimanager Small Cap Value           --          1.29%            0.00%         1.29%
    Multimanager Technology              0.01%         1.43%            0.00%         1.43%
    ------------------------------------------------------------------------------------------------
    EQ Advisors Trust
    ------------------------------------------------------------------------------------------------
    EQ/Intermediate Government Bond Index  --          0.74%              --          0.74%
    EQ/Core Bond Index                     --          0.71%              --          0.71%
    ------------------------------------------------------------------------------------------------

3.  REVISED "EXAMPLE"

    The following information is added under "Example" in the Prospectus, replacing the information shown for the Existing Portfolios (as listed above in the chart under section 1.A.) and other Portfolios that had a reduction in their expenses. (Portfolios whose names are changing are listed below under their new names.)

    -------------------------------------------------------------------------------------------------------------
                                                                          If you surrender or do not surrender
                                      If you annuitize at the end of the          your contract at the
                                            applicable time period         end of the applicable time period
    -------------------------------------------------------------------------------------------------------------
                                         1       3         5         10       1       3         5         10
    Portfolio Name                     year    years     years     years    year    years     years     years
    -------------------------------------------------------------------------------------------------------------
    AXA PREMIER VIP TRUST:
    -------------------------------------------------------------------------------------------------------------
    AXA Aggressive Allocation           N/A    $1,689    $2,633    $5,193    $436   $1,339    $2,283    $4,843
    AXA Conservative Allocation         N/A    $1,630    $2,538    $5,017    $416   $1,280    $2,188    $4,667
    AXA Conservative-Plus Allocation    N/A    $1,646    $2,563    $5,064    $422   $1,296    $2,213    $4,714
    AXA Moderate Allocation             N/A    $1,658    $2,583    $5,101    $426   $1,308    $2,233    $4,751
    AXA Moderate-Plus Allocation        N/A    $1,671    $2,603    $5,138    $430   $1,321    $2,253    $4,788
    Multimanager Aggressive Equity      N/A    $1,554    $2,413    $4,782    $390   $1,204    $2,063    $4,432
    Multimanager Core Bond              N/A    $1,541    $2,392    $4,742    $386   $1,191    $2,042    $4,392
    Multimanager Health Care            N/A    $1,683    $2,623    $5,175    $434   $1,333    $2,273    $4,825
    Multimanager High Yield             N/A    $1,541    $2,393    $4,744    $386   $1,191    $2,043    $4,394
    -------------------------------------------------------------------------------------------------------------

    --------------------------------------------------------------------------------------------------------------
                                                                            If you surrender or do not surrender
                                        If you annuitize at the end of the          your contract at the
                                              applicable time period         end of the applicable time period
    --------------------------------------------------------------------------------------------------------------
                                          1        3         5         10      1        3         5         10
    Portfolio Name                       year    years     years     years    year    years     years     years
    --------------------------------------------------------------------------------------------------------------
    AXA PREMIER VIP TRUST:
    --------------------------------------------------------------------------------------------------------------
    Multimanager International Equity     N/A    $1,640    $2,553    $5,045    $420   $1,290    $2,203    $4,695
    Multimanager Large Cap Core Equity    N/A    $1,600    $2,488    $4,923    $406   $1,250    $2,138    $4,573
    Multimanager Large Cap Growth         N/A    $1,627    $2,533    $5,008    $415   $1,277    $2,183    $4,658
    Multimanager Large Cap Value          N/A    $1,606    $2,499    $4,944    $408   $1,256    $2,149    $4,594
    Multimanager Mid Cap Growth           N/A    $1,630    $2,538    $5,017    $416   $1,280    $2,188    $4,667
    Multimanager Mid Cap Value            N/A    $1,627    $2,533    $5,008    $415   $1,277    $2,183    $4,658
    Multimanager Small Cap Growth         N/A    $1,658    $2,583    $5,101    $426   $1,308    $2,233    $4,751
    Multimanager Small Cap Value          N/A    $1,643    $2,558    $5,055    $421   $1,293    $2,208    $4,705
    Multimanager Technology               N/A    $1,686    $2,628    $5,184    $435   $1,336    $2,278    $4,834
    --------------------------------------------------------------------------------------------------------------
    EQ ADVISORS TRUST:
    --------------------------------------------------------------------------------------------------------------
    EQ/Core Bond Index                    N/A    $1,463    $2,264    $4,498    $360   $1,113    $1,914    $4,148
    EQ/Intermediate Government Bond
      Index                               N/A    $1,471    $2,277    $4,522    $362   $1,121    $1,927    $4,172
    --------------------------------------------------------------------------------------------------------------





Accumulator(R) is issued by and is a registered service mark of AXA Equitable Life Insurance Company (AXA Equitable). Accumulator(R) Select(SM) is a service mark of AXA Equitable. Co-distributed by affiliates AXA Advisors, LLC and AXA
      Distributors, LLC, 1290 Avenue of the Americas, New York, NY 10104.

   Copyright 2009 AXA Equitable Life Insurance Company. All rights reserved.

                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234

AXA Equitable Life Insurance Company

SUPPLEMENT DATED JANUARY 15, 2009 TO THE CURRENT PROSPECTUS FOR

o Income Manager Accumulator(R)    o  Accumulator(R)                 o  Accumulator(R) Elite(SM)
o Income Manager(R) Rollover IRA   o  Accumulator(R) Select(SM)      o  Accumulator(R) Elite(SM) II
o Accumulator(R) (IRA, NQ, QP)     o  Accumulator(R) Select(SM) II
o Accumulator(R) Plus(SM)          o  Accumulator(R) Express(SM)

--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced prospectus, supplements to prospectus and statement of additional information, (together the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding name, sub-adviser and fee changes to certain Portfolios. Please note the changes described below.

1.  CHANGES  TO  PORTFOLIOS  OF AXA  PREMIER  VIP  TRUST AND EQ  ADVISORS  TRUST
    ("TRUSTS")

A.  PORTFOLIO NAME CHANGES

    Effective on or about January 15, 2009, the following Portfolio name changes as listed below will occur. Accordingly, all references to their respective corresponding investment options in the Prospectus are also changed.

    ----------------------------------------------------------------------------
    Existing Portfolio Name                New Portfolio Name
    ----------------------------------------------------------------------------
    EQ/AllianceBernstein Intermediate      EQ/Intermediate Government Bond Index
      Government Securities
    ----------------------------------------------------------------------------
    EQ/JPMorgan Core Bond                  EQ/Core Bond Index
    ----------------------------------------------------------------------------

B.  PORTFOLIO SUB-ADVISER CHANGES

    Effective on or about January 15, 2009, SSgA Funds Management, Inc. will replace AllianceBernstein, L.P. as the Sub-Adviser to the EQ/Intermediate Government Bond Index Portfolio and JPMorgan Investment Management, Inc. as the Sub-Adviser to the EQ/Core Bond Index Portfolio. Also, SSgA Funds Management, Inc. will be added as a Sub-Adviser to the Portfolios of the AXA Premier VIP Trust listed in the table below. AXA Equitable Life Insurance Company will continue to be the Investment Manager of the Portfolios. See "Portfolios of the Trusts" in your Prospectus for more information.

    ----------------------------------------------------------------------------
    AXA Premier VIP Trust
    ----------------------------------------------------------------------------
    MULTIMANAGER AGGRESSIVE EQUITY
    ----------------------------------------------------------------------------
    MULTIMANAGER CORE BOND
    ----------------------------------------------------------------------------
    MULTIMANAGER HEALTH CARE
    ----------------------------------------------------------------------------
    MULTIMANAGER HIGH YIELD
    ----------------------------------------------------------------------------
    MULTIMANAGER INTERNATIONAL EQUITY
    ----------------------------------------------------------------------------
    MULTIMANAGER LARGE CAP CORE EQUITY
    ----------------------------------------------------------------------------
    MULTIMANAGER LARGE CAP GROWTH
    ----------------------------------------------------------------------------
    MULTIMANAGER LARGE CAP VALUE
    ----------------------------------------------------------------------------
    MULTIMANAGER MID CAP GROWTH
    ----------------------------------------------------------------------------
    MULTIMANAGER MID CAP VALUE
    ----------------------------------------------------------------------------
    MULTIMANAGER SMALL CAP GROWTH
    ----------------------------------------------------------------------------
    MULTIMANAGER SMALL CAP VALUE
    ----------------------------------------------------------------------------
    MULTIMANAGER TECHNOLOGY
    ----------------------------------------------------------------------------

ACCUMULATOR -- IN FORCE                                                   x02444

C.  AMENDMENTS TO EXPENSE LIMITATION ARRANGEMENTS FOR CERTAIN PORTFOLIOS

    The Board of Trustees of the AXA Premier VIP Trust (the "Trust") recently approved revisions to the Expense Limitation Agreement (the "Agreement") between the Trust and AXA Equitable Life Insurance Company ("AXA Equitable"). The Agreement has been amended to reflect that AXA Equitable has agreed to modify the expense limitation arrangement to include the fees and expenses of the other investment companies in which the AXA Allocation Portfolios invest ("Acquired Fund Fees and Expenses") when calculating its obligations under the Agreement to make payments and to waive its management, administrative and other fees so that the AXA Allocation Portfolios' expenses do not exceed the Portfolios' expense limits. As a result of these changes, the current "Net Total Annual Expenses" and "Acquired Fund Fees and Expenses" will be reduced effective on or about January 1, 2009.

    The Fee Table below reflects the new expenses for the AXA Allocation portfolios that are available under your contract.


2.  FEE TABLE

    The following information is added under "Portfolio operating expenses expressed as an annual percentage of daily net assets" in the Prospectus, replacing the information shown for the Existing Portfolios listed above in the chart in section 1 and other Portfolios that had a reduction in their expenses. (Portfolios whose names are changing are listed below under their new names.) In addition, the Prospectus indicates that a portion of the brokerage commissions of each of Multimanager Aggressive Equity, Multimanager Health Care, Multimanager Large Cap Core Equity, Multimanager Large Cap Growth, Multimanager Large Cap Value, Multimanager Mid Cap Growth, Multimanager Mid Cap Value, Multimanager Small Cap Growth, Multimanager Small Cap Value and Multimanager Technology are used to reduce each of these portfolios' expenses. This statement, as it pertains to these Portfolios, is deleted from the Prospectus.

    -----------------------------------------------------------------------
                                       Management     12b-1     Other
    Portfolio Name                       Fees          Fees    Expenses
    -----------------------------------------------------------------------
    AXA Premier VIP Trust
    -----------------------------------------------------------------------
    AXA Aggressive Allocation            0.10%         0.25%     0.17%
    AXA Conservative Allocation          0.10%         0.25%     0.21%
    AXA Conservative-Plus Allocation     0.10%         0.25%     0.19%
    AXA Moderate Allocation              0.10%         0.25%     0.17%
    AXA Moderate-Plus Allocation         0.10%         0.25%     0.17%
    Multimanager Aggressive Equity       0.59%         0.25%     0.16%
    Multimanager Core Bond               0.53%         0.25%     0.18%
    Multimanager Health Care             0.95%         0.25%     0.22%
    Multimanager High Yield              0.53%         0.25%     0.18%
    Multimanager International Equity    0.82%         0.25%     0.21%
    Multimanager Large Cap Core Equity   0.69%         0.25%     0.21%
    Multimanager Large Cap Growth        0.75%         0.25%     0.24%
    Multimanager Large Cap Value         0.72%         0.25%     0.20%
    Multimanager Mid Cap Growth          0.80%         0.25%     0.20%
    Multimanager Mid Cap Value           0.80%         0.25%     0.19%
    Multimanager Small Cap Growth        0.85%         0.25%     0.24%
    Multimanager Small Cap Value         0.85%         0.25%     0.19%
    Multimanager Technology              0.95%         0.25%     0.22%
    -----------------------------------------------------------------------
    EQ Advisors Trust
    -----------------------------------------------------------------------
    EQ/Intermediate Government
      Bond Index                         0.35%         0.25%     0.14%

    EQ/Core Bond Index                   0.35%         0.25%     0.11%
    -----------------------------------------------------------------------

    ----------------------------------------------------------------------------------------------
                                       Acquired                                    Net Total
                                       Fund Fees  Total Annual     Fee Waivers       Annual
                                          and       Expenses         and/or         Expenses
                                       Expenses     (Before          Expense        (After
                                     (Underlying    Expense        Reimburse-       Expense
    Portfolio Name                    Portfolios)  Limitations)       ments       Limitations)
    ----------------------------------------------------------------------------------------------
    AXA Premier VIP Trust
    ----------------------------------------------------------------------------------------------
    AXA Aggressive Allocation            0.92%         1.44%           (0.19)%        1.25%
    AXA Conservative Allocation          0.69%         1.25%           (0.25)%        1.00%
    AXA Conservative-Plus Allocation     0.76%         1.30%           (0.20)%        1.10%
    AXA Moderate Allocation              0.82%         1.34%           (0.19)%        1.15%
    AXA Moderate-Plus Allocation         0.86%         1.38%           (0.18)%        1.20%
    Multimanager Aggressive Equity         --          1.00%              --          1.00%
    Multimanager Core Bond                 --          0.96%            0.00%         0.96%
    Multimanager Health Care               --          1.42%            0.00%         1.42%
    Multimanager High Yield                --          0.96%              --          0.96%
    Multimanager International Equity      --          1.28%            0.00%         1.28%
    Multimanager Large Cap Core Equity     --          1.15%            0.00%         1.15%
    Multimanager Large Cap Growth          --          1.24%            0.00%         1.24%
    Multimanager Large Cap Value           --          1.17%            0.00%         1.17%
    Multimanager Mid Cap Growth            --          1.25%            0.00%         1.25%
    Multimanager Mid Cap Value             --          1.24%            0.00%         1.24%
    Multimanager Small Cap Growth          --          1.34%            0.00%         1.34%
    Multimanager Small Cap Value           --          1.29%            0.00%         1.29%
    Multimanager Technology              0.01%         1.43%            0.00%         1.43%
    ----------------------------------------------------------------------------------------------
    EQ Advisors Trust
    ----------------------------------------------------------------------------------------------
    EQ/Intermediate Government
      Bond Index                           --          0.74%              --          0.74%
    EQ/Core Bond Index                     --          0.71%              --          0.71%
    ----------------------------------------------------------------------------------------------




   Copyright 2009 AXA Equitable Life Insurance Company. All rights reserved.

Accumulator(R) and Income Manager(R) are issued by and are registered service marks of AXA Equitable Life Insurance Company (AXA Equitable). Accumulator(R) Plus(SM), Accumulator(R) Select(SM), Accumulator(R) Elite(SM) and Accumulator(R) Express(SM) are service marks of AXA Equitable. Co-distributed by affiliates AXA Advisors, LLC and AXA Distributors, LLC, 1290 Avenue of the
                                   Americas,
                              New York, NY 10104.


                      AXA Equitable Life Insurance Company
                1290 Avenue of the Americas, New York, NY 10104
                                  212-554-1234

2